Disposals and other non-operating items (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Disposals And Nonoperating Items [Abstract]
Summary of Disposals and Other Non-operating Items

	2018 £m	Restated 2017 £m	Restated 2016 £m
Revaluation of investments	(11)	5	(13)
(Loss)/Gain on disposal of businesses and assets held for sale	(22)	10	(23)
Net (loss)/gain on disposals and other non-operating items	(33)	15	(36)